CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	OCI from equity accounted investments [1]	Shareholders' equity	Non-controlling interests
Equity beginning balance at Dec. 31, 2021	$ 39,024	$ 1,164	$ 6,408	$ 36,683	$ (5,245)	$ 0	$ 39,010	$ 14
Net income/(loss)	28,744			28,746			28,746	(3)
Other comprehensive income/(loss)	(2,829)			356	(3,609)	424	(2,829)
Total comprehensive income/(loss)	25,914
Dividends	(7,549)			(7,549)			(7,549)
Share buy-back	(3,380)	(22)	(3,358)				(3,380)
Other equity transactions	(20)		(10)				(10)	(10)
Equity ending balance at Dec. 31, 2022	53,989	1,142	3,041	58,236	(8,855)	424	53,988	1
Net income/(loss)	11,904			11,885			11,885	19
Other comprehensive income/(loss)	(911)			(211)	(587)	(113)	(911)
Total comprehensive income/(loss)	10,992
Dividends	(10,783)			(10,783)			(10,783)
Share buy-back	(5,685)	(42)	(3,037)	(2,606)			(5,685)
Other equity transactions	(13)		(3)				(3)	(10)
Equity ending balance at Dec. 31, 2023	48,500	1,101	0	56,521	(9,442)	310	48,490	10
Net income/(loss)	8,829			8,806			8,806	23
Other comprehensive income/(loss)	(1,196)			790	(1,943)	(42)	(1,196)
Total comprehensive income/(loss)	7,633
Dividends	(7,802)			(7,802)			(7,802)
Share buy-back	(5,936)	(49)		(5,887)			(5,936)
Other equity transactions	(15)			(20)			(20)	5
Equity ending balance at Dec. 31, 2024	$ 42,380	$ 1,052	$ 0	$ 52,407	$ (11,385)	$ 268	$ 42,342	$ 38

[1]
1) OCI items from equity accounted investments that may subsequently be reclassified to the Consolidated statement of income, are presented as part of OCI from equity accounted investments. OCI items that will not be reclassified to the Consolidated statements of income will be included in retained earnings.